iExchange Insight Growth Fund
Schedule of Investments - May 31, 2001 (Unaudited)
Common Stocks - 90.0%                                                              Shares                    Value

Air Transportation, Scheduled - 1.1%
Delta Air Lines, Inc.                                                                     600                   $ 28,572
                                                                                                        -----------------
Biological Products (No Diagnostic Substances) - 1.5%
Amgen, Inc. (a)                                                                           600                     39,828
                                                                                                        -----------------
Computer & Office Equipment - 7.7%
Compaq Computer Corp.                                                                   5,800                     92,742
International Business Machines Corp.                                                   1,000                    111,800
                                                                                                        -----------------
                                                                                                                 204,542
                                                                                                        -----------------
Electronic & Other Electrical Equipment (No Computer Equipment) - 1.1%
General Electric Co.                                                                      600                     29,400
                                                                                                        -----------------
Electronic Components & Accessories - 3.9%
AVX Corp.                                                                               5,600                    104,720
                                                                                                        -----------------
Finance Services - 1.7%
American Express Co.                                                                    1,100                     46,332
                                                                                                        -----------------
Gold & Silver Ores - 1.1%
Barrick Gold Corp.                                                                      1,800                     29,700
                                                                                                        -----------------
Motor Vehicles & Passenger Car Bodies - 3.6%
Ford Motor Co.                                                                          3,900                     94,965
                                                                                                        -----------------
National Commercial Banks - 2.3%
Citigroup, Inc.                                                                         1,200                     61,500
                                                                                                        -----------------
Pharmaceutical Preparations - 7.6%
Elan Corp. Plc (a)(c)                                                                   2,000                    115,420
Pfizer, Inc.                                                                            2,000                     85,780
                                                                                                        -----------------
                                                                                                                 201,200
                                                                                                        -----------------
Retail - Drug Stores & Proprietary Stores - 3.3%
Walgreen Co.                                                                            2,200                     88,418
                                                                                                        -----------------
Retail - Eating Places - 3.1%
McDonald's Corp.                                                                        2,700                     81,756
                                                                                                        -----------------
Retail - Lumber & Other Building Materials Dealers - 3.9%
Home Depot, Inc.                                                                        2,100                    103,509
                                                                                                        -----------------
Retail - Miscellaneous Shopping Goods Stores - 4.7%
Office Depot, Inc. (a)                                                                 13,800                    126,132
                                                                                                        -----------------
Security Brokers, Dealers & Flotation Companies - 1.4%
Knight Trading Group, Inc. (a)                                                          2,600                   $ 37,206
                                                                                                        -----------------
iExchange Insight Growth Fund
Schedule of Investments - May 31, 2001 (Unaudited) - continued

Common Stocks - 90.0% - continued                                                  Shares                    Value

Semiconductors & Related Devices - 8.5%
Avanex Corp. (a)                                                                        1,100                     14,322
Kopin Corp. (a)                                                                         8,200                     77,654
MRV Communications, Inc. (a)                                                            7,200                     69,912
Texas Instruments, Inc.                                                                 1,900                     64,828
                                                                                                        -----------------
                                                                                                                 226,716
                                                                                                        -----------------
Services - Advertising - 1.6%
VerticalNet, Inc. (a)                                                                  20,000                     43,600
                                                                                                        -----------------
Services - Business Services - 1.0%
Redback Networks, Inc. (a)                                                              1,800                     25,992
                                                                                                        -----------------
Services - Computer Integrated Systems Design - 2.5%
Aether Systems, Inc. (a)                                                                3,500                     40,495
Commerce One, Inc. (a)                                                                  4,000                     26,720
                                                                                                        -----------------
                                                                                                                  67,215
                                                                                                        -----------------
Services - Computer Programming, Data Processing, Etc. - 4.5%
AOL Time Warner, Inc. (a)                                                               2,300                    120,037
                                                                                                        -----------------
Services - Prepackaged Software - 11.4%
BroadVision, Inc. (a)                                                                   6,400                     40,384
Electronic Arts, Inc. (a)                                                               2,100                    123,669
Microsoft Corp. (a)                                                                     2,000                    138,360
                                                                                                        -----------------
                                                                                                                 302,413
                                                                                                        -----------------
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 3.0%
Procter & Gamble Co.                                                                    1,200                     77,088
                                                                                                        -----------------
Telephone & Telegraph Apparatus - 1.4%
Research In Motion Ltd. (a)                                                             1,100                     35,882
                                                                                                        -----------------
Telephone Communications (No Radio Telephone) - 6.6%
Qwest Communications International, Inc.                                                2,300                     84,502
Sprint  Corp. - FON Group                                                               4,500                     91,395
                                                                                                        -----------------
                                                                                                                 175,897
                                                                                                        -----------------
Tires & Inner Tubes - 1.5%
Goodyear Tire & Rubber Co.                                                              1,400                     40,754
                                                                                                        -----------------
TOTAL COMMON STOCKS (Cost $2,667,494)                                                                          2,393,374
                                                                                                        -----------------
Unit Investment Trusts - 8.7%
Nasdaq-100 Trust, Series 1                                                              5,200                    232,596
                                                                                                        -----------------
TOTAL UNIT INVESTMENT TRUSTS  (Cost $295,555)                                                                    232,596
                                                                                                        -----------------
iExchange Insight Growth Fund
Schedule of Investments - May 31, 2001 (Unaudited) - continued

                                                                                  Principal
                                                                                   Amount                    Value
Money Market Securities - 1.3%
Firstar Treasury Fund, 3.43% (b) (Cost $35,146)                                        35,146                   $ 35,146
                                                                                                        -----------------
TOTAL INVESTMENTS - 100.0%  (Cost $2,998,195)                                                                  2,661,116
                                                                                                        -----------------
Liabilities in excess of other assets - (0.0)%                                                                      (732)
                                                                                                        -----------------
TOTAL NET ASSETS - 100.0%                                                                                    $ 2,660,384
                                                                                                        =================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at May 31, 2001.
(c) American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

iExchange Insight Growth Fund                                                         May 31, 2001
Statement of Assets & Liabilities
(Unaudited)
Assets
Investment in securities, at value (cost $2,999,212)                                   $ 2,661,116
Dividends receivable                                                                         2,355
Interest receivable                                                                            100
                                                                                 ------------------
     Total assets                                                                        2,663,571
                                                                                 ------------------
Liabilities
Accrued investment advisory fee payable                                                      3,187
                                                                                 ------------------
     Total liabilities                                                                       3,187
                                                                                 ------------------
Net Assets                                                                             $ 2,660,384
                                                                                 ==================
Net Assets consist of:
Paid in capital                                                                          3,000,960
Accumulated net investment loss                                                             (3,497)
Net unrealized depreciation on investments                                                (337,079)
                                                                                 ------------------
Net Assets, for 300,094 shares                                                         $ 2,660,384
                                                                                 ==================
Net Asset Value

Net Assets
Offering price and redemption price per share ($2,660,384 / 300,094)                        $ 8.87
                                                                                 ==================

See accompanying notes which are an integral part of the financial statements.

iExchange Insight Growth Fund
Statement of Operations
for the period December 21, 2000 (commencement of operations)
through May 31, 2001
(Unaudited)
Investment Income
Dividend income                                                                         $ 7,354
Interest income                                                                           2,737
                                                                                -------------------
Total Income                                                                             10,091
                                                                                -------------------
Expenses
Investment advisory fee                                                                  12,628
Trustees' fees                                                                              504
                                                                                 -------------------
Total expenses before reimbursement                                                      13,132
Reimbursed expenses                                                                        (504)
                                                                                 -------------------
Total operating expenses                                                                 12,628
                                                                                 -------------------
Net Investment Loss                                                                      (2,537)
                                                                                 -------------------
Realized & Unrealized Gain (Loss)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                             (337,079)
                                                                                  -------------------
Net realized and unrealized gain (loss) on investment securities                        (337,079)
                                                                                  -------------------
Net decrease in net assets resulting from operations                                  $ (339,616)
                                                                                  ===================

See accompanying notes which are an integral part of the financial statements.

iExchange Insight Growth Fund
Statement of Changes In Net Assets
                                                                                Period ended
                                                                                May 31, 2001
                                                                               (Unaudited) (a)
                                                                              ------------------
Increase (Decrease) in Net Assets
Operations
  Net investment loss                                                                  $ (2,537)
  Change in net unrealized appreciation (depreciation)                                 (337,079)
                                                                              ------------------
  Net decrease in net assets resulting from operations                                 (339,616)
                                                                              ------------------
Distributions
   From net investment income                                                              (960)
                                                                              ------------------
   Total distributions                                                                     (960)
                                                                              ------------------
Capital Share Transactions
  Proceeds from shares sold                                                           3,000,000
  Reinvestment of distributions                                                             960
                                                                              ------------------
  Net increase in net assets resulting
    from capital share transactions                                                   3,000,960
                                                                              ------------------
Total increase in net assets                                                          2,660,384
                                                                              ------------------
Net Assets
  Beginning of period                                                                         0
                                                                              ------------------
  End of period [including accumulated net
    investment loss of  $3,497]                                                     $ 2,660,384
                                                                              ==================
Capital Share Transactions
  Shares sold                                                                           300,000
  Shares issued in reinvestment of distributions                                             94
                                                                              ------------------

  Net increase from capital transactions                                                300,094
                                                                              ==================
(a) For the period December 21, 2000 (commencement of operations) through May
31, 2001.

 See accompanying notes which are an integral part of the financial statements.

iExchange Insight Growth Fund
Financial Highlights
                                                                               Period ended
                                                                               May 31, 2001
                                                                             (Unaudited) (a)
                                                                             -----------------
Selected Per Share Data
Net asset value, beginning of period                                                  $ 10.00
                                                                             -----------------
Income from investment operations
  Net investment loss                                                                   (0.01)
  Net realized and unrealized loss                                                      (1.12)
                                                                             -----------------
Total from investment operations                                                        (1.13)
                                                                             -----------------
Distributions to shareholders
  From net investment income                                                             0.00
  From net realized gain                                                                 0.00
                                                                             -----------------
Total distributions                                                                      0.00
                                                                             -----------------
Net asset value, end of period                                                         $ 8.87
                                                                             =================
Total Return                                                                           (11.27)%(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                         $2,660
Ratio of expenses to average net assets                                                   1.00% (c)
Ratio of expenses to average net assets
   before reimbursement                                                                   1.04% (c)
Ratio of net investment loss to
   average net assets                                                                   (0.20)%(c)
Ratio of net investment loss to average net assets
   before reimbursement                                                                 (0.24)%(c)
Portfolio turnover rate                                                                   0.00%

(a) For the period December 21, 2000 (commencement of operations) through May 31, 2001.
(b) For a period of less than a full year, the total return is not annualized.
(c) Annualized

See accompanying notes which are an integral part of the financial statements.

                          iExchange Insight Growth Fund
                          Notes to Financial Statements
                                  May 31, 2001
                                   (Unaudited)


NOTE 1.  ORGANIZATION

     The iExchange Insight Growth Fund (the "Fund") was organized as series of the AmeriPrime Advisors Trust (the "Trust") on August 10, 2000 and commenced operations on December 21, 2000. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. Prior to February 21, 2001, the Fund was known as the iExchange New Economy Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund's adviser (the "Adviser"), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


                          iExchange Insight Growth Fund
                          Notes to Financial Statements
                      May 31, 2001 (Unaudited) - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains iExchange Investment Advisory Services LLC (the "Adviser") to manage the Fund's investments. The Adviser is wholly owned by iExchange.com, Inc. and was established in 2000 in order to serve as the investment adviser to the Fund. A committee of the Adviser is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. The Adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), fees and expenses of non-interested person trustees, Rule 12b-1 expenses and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period December 21, 2000 (commencement of operations) through May 31, 2001, the Adviser received fees of $12,628 from the Fund.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     Prior to December 31, 2000, the Fund had retained AmeriPrime Financial Securities, Inc. to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to either distributor during the period ended May 31, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities Inc. and Unified Financial Securities, Inc.

     Prior to December 31, 2000, the Fund had retained AmeriPrime Financial securities, Inc., to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. The Fund has adopted a plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay directly, or reimburse the Adviser and the distributor, for certain distribution and promotion expenses related to marketing its shares, in an amount not to exceed 0.25% of the average daily net assets of the Fund. Effective August 31, 2000 the 12b-1 plan was inactivated and as such there were no payments made to either distributor for the period ended May 31, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities, Inc. and Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

     For the period ended May 31, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $2,963,049 and $0, respectively. As of May 31, 2001, the gross unrealized appreciation for all securities totaled $245,190 and the gross unrealized depreciation for all securities totaled $582,269 for a net unrealized depreciation of $337,079. The aggregate cost of securities for federal income tax purposes at May 31, 2001 was $2,998,195.

                          iExchange Insight Growth Fund
                          Notes to Financial Statements
                      May 31, 2001 (Unaudited) - continued

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2001, Interactive Funds.com Inc., beneficially owned in aggregate 100% of the Fund.